Average Annual Total Returns (Alpha Opportunities Trust)	12 Months Ended
May 01, 2011
Russell 3000 Value Index
Average Annual Total Returns
One Year	16.93%
Since Inception	12.05%
Date of Inception	Oct. 07, 2008
Series I, Alpha Opportunities Trust
Average Annual Total Returns
One Year	16.92%
Since Inception	17.01%
Date of Inception	Jun. 02, 2009
Series NAV, Alpha Opportunities Trust
Average Annual Total Returns
One Year	16.98%
Since Inception	17.06%
Date of Inception	Oct. 07, 2008